CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (81,254)	$ (11,472)	¥ (196,557)	¥ (108,820)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,892	267	5,564	12,356
Share-based compensation expenses/(reversal)	(6,884)	(972)	4,534	3,793
(Reversal)/Provision for credit losses	6,584	930	35,342	(7,276)
Impairment loss on long-term investments			86,600
Impairment loss of long-lived assets	13,794	1,948		3,096
Loss from disposal of subsidiaries	38,883	5,490	2,176	5,498
Loss/(gain) from disposal of property, equipment and software	477	67	362
Recovery from long-term investments			(2,020)
Deferred income tax	(2,470)	(349)	977	1,845
Reversal of uncertain tax position (Note 15)	(12,319)	(1,739)
Changes in operating assets and liabilities:
Short-term and long-term financing receivables	26,173	3,695	(3,330)	(2,415)
Short-term and long-term financial guarantee assets	6,871	970	6,822	6,523
Accounts receivable	9,641	1,361	15,452	10,473
Amounts due from related parties, net	2,416	341	2,795	3,486
Prepayments and other current assets	7,859	1,110	19,423	4,636
Accounts payable	(463)	(65)	1,949	11,281
Amounts due to related parties	4,712	665	4,226	18,989
Tax payable	(3,142)	(444)	7,564	3,859
Financial guarantee liabilities	(6,871)	(970)	(6,822)	(6,523)
Accrued expenses and other liabilities	2,712	383	4,425	7,017
Net cash used in operating activities	8,611	1,216	(10,518)	(32,182)
Cash flows from investing activities:
Purchase of property, equipment and software	(729)	(103)	(36)	(177)
Proceeds from disposal of property, equipment and software				1,964
Purchase of short-term investment			(1,001)
Financing receivables facilitated			(156,477)	(326,637)
Collection of principal on financing receivables			141,780	306,835
Net cash advances to Jimu Group			286	232
Collection of short-term investment	1,001	141
Prepayment of intent acquisition				(100,000)
Cash return for prepayment of intent acquisition			100,000
Net cash (outflow)/inflow from disposal of subsidiaries			118	(1,681)
Proceeds from long-term investment disposal	35,000	4,942	2,020
Net cash (used in)/provided by investing activities	35,272	4,980	86,690	(119,464)
Cash flows from financing activities:
Repayment of short-term and long-term borrowings	(239,550)	(33,822)		(130,000)
Loan received from third parties			229,138
Proceeds from related parties as funding debts				472
Principal repayments on funding debts			(30)	(2,811)
Proceeds from issuance of convertible loans			19,000
Repayment of convertible loans	(45,588)	(6,437)	(306,000)
Proceeds from exercise of options				1
Proceeds from capital injection by non-controlling shareholders				4
Proceeds from issuance of ordinary shares	27,760	3,919
Net cash used in financing activities	(257,378)	(36,340)	(57,892)	(132,334)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2,793	395	13,144	(13,578)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(210,702)	(29,749)	31,424	(297,558)
Cash, cash equivalents and restricted cash at beginning of the year	256,210	36,174	224,786	522,344
Cash and cash equivalents at beginning of the year	249,728	35,259	217,901	377,160
Restricted cash at beginning of the year	1,482	209	1,468	137,220
Non-current restricted time deposits at beginning of the year	5,000	706	5,417	7,964
Cash, cash equivalents and restricted cash at end of the year	45,508	6,425	256,210	224,786
Cash and cash equivalents at end of the year	40,508	5,719	249,728	217,901
Restricted cash at end of the year	0		1,482	1,468
Non-current restricted time deposits at end of the year	5,000	706	5,000	5,417
Supplemental disclosure of cash flow information:
Cash paid for interest and funding cost	1,556	220	14,584	36,654
Cash paid for income tax expense	937	132	¥ 1,445	¥ 1,097
Non-cash investing activities:
Derecognition of assets other than cash upon disposal of SCHL Group	93,746	13,236
Derecognition of liabilities upon disposal of SCHL Group	132,045	18,643
Non-controlling interest recognized as other payable upon disposal of SCHL Group	¥ 139,341	$ 19,673